Financial Risk Management and Financial Instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 756	€ 596
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	756	596
Cash equivalents	1,970	685
Cash at bank and on hand	774	466
Liquidity position	€ 3,500	€ 1,747